SECURITIES AVAILABLE FOR SALE - Scheduled Maturities of Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Investments Debt And Equity Securities [Abstract]
Amortized Cost, Due in less than one year	$ 60,720
Gross unrealized gains, Due in less than one year	178
Gross unrealized losses, Due in less than one year
Estimated fair value, Due in less than one year	60,898
Amortized Cost, Due from one to five years	105,806
Gross unrealized gains, Due from one to five years	2,626
Gross unrealized losses, Due from one to five years	126
Estimated fair value, Due from one to five years	108,306
Amortized Cost, Due from five to ten years	11,895
Gross unrealized gains, Due from five to ten years
Gross unrealized losses, Due from five to ten years	586
Estimated fair value, Due from five to ten years	11,309
Amortized Cost, Due after ten years	76,408
Gross unrealized gains, Due after ten years
Gross unrealized losses, Due after ten years	4,225
Estimated fair value, Due after ten years	72,183
Amortized cost	254,829	210,535
Gross unrealized gains	2,804	3,659
Gross unrealized losses	4,937	4
Estimated fair value	$ 252,696	$ 214,190